Lease Commitments	12 Months Ended
Dec. 31, 2020
Lease Commitments [Abstract]
Lease Commitments
Note 16. Lease Commitments

As of January 1, 2019, the Company adopted ASU 2016-02, Leases (Topic 842). The main impact to the financial statements was the recognition of lease liabilities and right of use assets. The Company’s leases consist primarily of leased property for manufacturing warehouse, head offices and retail space as well as vehicle leases. In general, the Company does not recognize any renewal periods within the lease terms as there are not significant barriers to ending the lease at the initial term.  Lease and non-lease components are accounted for as a single lease component.

Leases with an initial term of 12 months or less are not recorded on the balance sheet.  Lease expense for these leases is recognized on a straight-line basis over the lease term.

The components of lease expense consists of the following:

	For the year ended December 31,
	2020	2019
Operating lease cost
Cost of sales	$908	$874
Selling, general and administrative	2,402	2,973
Variable lease cost (1)	587	463
Short-term lease cost	131	147
Sublease income	(120)	(110)
Total	$3,908	$4,347

(1)	Variable lease cost includes elements of a contract that do not represent a good or service but for which the lessee is responsible for paying.

	December 31, 2020	December 31, 2019
Assets:
Right of use assets	$17,918	$12,130
Total lease assets	$17,918	$12,130

Liabilities:
Current lease liabilities (2)	$3,228	$2,218
Long-term lease liabilities	16,117	11,067
Total lease liabilities	$19,345	$13,285

(2)	Reported within accrued liabilities on the balance sheet

	As of December 31,
	2020	2019
Weighted-average remaining lease term - operating leases	7.2 years	8.1 years
Weighted-average discount rate - operating leases	4.93%	6.07%

Nearly all the lease contracts for the Company do not provide a readily determinable implicit rate. For these contracts, the Company estimated the incremental borrowing rate based on information available upon adoption of ASU 2016-02. The Company applied a consistent method in periods after the adoption of ASU 2016-02 to estimate the incremental borrowing rate.

Maturities of lease liabilities consisted of the following:

December 31, 2020
2021	$4,021
2022	3,731
2023	3,462
2024	2,417
2025	2,056
Years thereafter	7,428
Total lease payments	$23,115
Less: Imputed interest	3,770
Present value of lease liabilities	$19,345

Minimum lease payments for operating leases that had initial or remaining non-cancelable lease terms in excess of one year consisted of the following:

Year	Payments
2021	$2,909
2022	2,653
2023	2,417
2024	2,374
2025	2,056
Years thereafter	7,428
Total	$19,837

At December 31, 2019, the Company had operating leases with lease liabilities of $1.5 million which had not yet commenced. The leases are primarily related to vehicles for business use. The Company recognized $0.1 and $0.3 million in impairments of right of use assets in 2020 and 2019, respectively, related to store closures.